Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 399	$ 145	$ 21
Work-in-process	173	173	83
Finished goods	104	69	5
Packaging	682	467	182
Consignment	0	163	21
Inventory allowance	(95)	(95)	(69)
Total inventory, net	$ 1,263	$ 922	$ 243